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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ] Amendment Number: ________
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL  35233

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

       /s/ Carol A. McCoy
-----------------------------------
          (Signature)
         Birmingham, AL
        February 11, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         21

Form 13F Information Table Value Total:  $ 136,935
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

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     Column 1           Column 2     Column 3    Column 4             Column 5             Column 6   Column 7        Column 8
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                                                                                                                  Voting Authority
                                                                                                                --------------------
                                                  Value     Shrs or                       Investment   Other
  Name of Issuer      Title of Class   CUSIP    (x $1000)   prn amt   SH/PRN   Put/Call   Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Ambac Finl Group,
Inc.                      Common     023139108     2,230     29,115   SH                    Sole                 X
Bank of America Corp      Common     060505104     7,084    150,620   SH                    Sole                 X
Cal-Maine Foods,
Inc.                      Common     128030202     1,855    158,000   SH                    Sole                 X
DR Horton, Inc.           Common     23331A109     7,260    182,500   SH                    Sole                 X
Federated Dept.
Stores Inc.               Common     3140H101      5,850    103,000   SH                    Sole                 X
Flagstar Bancorp
Inc.                      Common     337930101     4,278    203,500   SH                    Sole                 X
Indymac Bancorp,Inc.      Common     456607100     9,425    255,000   SH                    Sole                 X
Land America Finl
Grp Inc.                  Common     514936103     3,703     72,000   SH                    Sole                 X
MBIA, Inc.                Common     55262C100     6,231    104,300   SH                    Sole                 X
MGIC Invt Corp Wis        Common     552848103     8,627    135,000   SH                    Sole                 X
M/I Schottenstein
Homes, Inc.               Common     55305B101    10,906    192,000   SH                    Sole                 X
New York Cmmty
Bancorp, Inc.             Common     649445103     1,624     91,100   SH                    Sole                 X
Old Rep Intl Corp         Common     680223104    14,987    646,000   SH                    Sole                 X
Zales Corp New            Common     988858106     1,005     37,000   SH                    Sole                 X
Torchmark Corp            Common     891027104     3,221     59,000   SH                    Sole                 X
Whirlpool Corp            Common     963320106     1,570     23,000   SH                    Sole                 X
Fresh Del Monte
Produce Inc.              Common     G36738105    26,987    845,200   SH                    Sole                 X
General Maritime
Corp                      Common     Y2692M103    12,613    274,800   SH                    Sole                 X
Anadarko Petroleum
Corp                      Common     03251107      5,984     92,500   SH                    Sole                 X
Ashworth Inc.             Common     04516H101       930     82,500   SH                    Sole                 X
Delta Apparel Inc.        Common     247368103       565     20,200   SH                    Sole                 X